Consolidated Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Revenues:
Consulting fees	$ 40,000	$ 60,000
Total revenues	40,000	60,000
Operating expenses:
Advertising and marketing	10,712	21,312
Professional fees	415,173	571,141
General and administrative expenses	1,412,314	583,739
Provision for doubtful accounts		13,229
Impairment of long-lived assets	639,497	0
Total operating expenses	2,477,696	1,189,421
Loss from operations	(2,437,696)	(1,129,421)
Other income (expense):
Interest income	11,086	183,255
Interest expense	(201,367)	(162,834)
Loss on extinguishment of debt		(991,939)
Interest expense - related party	(143,917)	(109,825)
Total other income (expense)	(334,198)	(1,081,343)
Net loss	$ (2,771,894)	$ (2,210,764)
Basic and diluted loss per common share (in dollars per share)	$ (0.15)	$ (0.13)
Weighted average common shares outstanding (in shares)	19,007,371	17,031,000